Fixed Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Land	$ 412	$ 392
Buildings and improvements	5,727	5,180
Machinery, tools and equipment	13,476	12,471
Other, including assets under construction	1,749	1,426
Fixed assets	21,364	19,469
Accumulated depreciation	11,178	10,311
Fixed assets, net	10,186	9,158
Property Plant And Equipment [Line Items]
Depreciation	$ 1,178	$ 1,105	$ 1,068
Land Buildings And Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Land Buildings And Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years